Liquidity, Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Liquidity, Going Concern and Management's Plans

Note 2. Liquidity, Going Concern and Management’s Plans

The Company had a net loss of approximately $10.6 million for the nine months ended September 30, 2017, and has an accumulated deficit of approximately $109.0 million at September 30, 2017, from having incurred losses since its inception. The Company has approximately $4.7 million of working capital at September 30, 2017, and used approximately $7.2 million of cash in its operating activities during the nine months ended September 30, 2017. The Company has financed its operations principally through issuances of debt and equity securities.

On January 27, 2017, the Company entered into a Common Stock Purchase Agreement (the “2017 Aspire Purchase Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $17.0 million in value of shares of our Common Stock over the 30-month term of the 2017 Aspire Purchase Agreement. The Company issued Aspire Capital 141,666 shares of Common Stock as commitment shares under the 2017 Aspire Purchase Agreement.

On March 7, 2017, the Company completed the merger with Essentialis. Concurrently, the Company issued 1,666,666 shares of common stock for an investment of $8 million from the completion of the concurrent financing and issued 416,666 shares of common stock for an investment of $2 million from Aspire Capital.

On July 18, 2017, the Company sold NFI, its wholly owned subsidiary, for $977,000 (see Note 5).

The Company expects to continue incurring losses for the foreseeable future and may be required to raise additional capital to pursue its therapeutic product development initiatives. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date of this report.

The Company has been successful over the last 12 months in raising additional capital including the completed closings pursuant to the 2016 Sabby Purchase Agreement, the 2017 Aspire Purchase Agreement and the concurrent financing associated with the merger of Essentialis. Management believes that the Company will continue to have access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means; however, other than the 2017 Aspire Purchase Agreement, the Company has not secured any commitment for future financing at this time, nor can it provide any assurance that new financing will be available on commercially acceptable terms, if at all. If the Company is unable to secure additional capital, it may be required to curtail its development of its therapeutic product development initiative and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s efforts complete its therapeutic development program, which is critical to the realization of its business plan and the future operations of the Company.

Note 2. Liquidity, Financial Condition and Management’s Plans

The Company had a net loss of $12.1 million for the year ended December 31, 2016 and has an accumulated deficit of approximately $98.3 million at December 31, 2016 from having incurred losses since its inception. The Company has approximately $2.1 million of working capital at December 31, 2016 and used approximately $13.5 million of cash in its operating activities during the year ended December 31, 2016. The Company has financed its operations principally through issuances of equity securities.

On July 24, 2015, the Company entered into the 2015 Aspire Purchase Agreement with Aspire Capital, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $10.0 million in value of shares of the Company’s Common Stock over the 24-month term of the Aspire Purchase Agreement. During the quarter ended September 30, 2015, the Company issued an aggregate of 101,317 shares of Common Stock to Aspire Capital in exchange for approximately $1.4 million.

On October 12, 2015, the Company entered into a 2015 Purchase Agreement with Sabby to purchase up to $10 million worth of Series A Convertible Preferred Stock (the “Preferred Stock”). The sale of the Preferred Stock took place in two separate closings. On October 15, 2015, the date of the first closing, the Company received proceeds of approximately $4.1 million, net of $0.4 million in estimated expenses. Upon the second closing, which closed on January 8, 2016, the Company received proceeds of approximately $5.0 million, net of $0.5 million in estimated expenses.

On June 29, 2016, the Company entered into the 2016 Sabby Purchase Agreement with Sabby, pursuant to which the Company agreed to sell to Sabby, in a private placement, an aggregate of up to 13,780 shares of our Series B Convertible Preferred Stock at an aggregate purchase price of $13,780,000, which shares are convertible into 2,756,000 shares of our Common Stock, based on a fixed conversion price of $5.00 per share on an as-converted basis. Under the terms of the Series B Convertible Preferred Stock, in no event shall shares of Common stock be issued to Sabby upon conversion of the Series B Convertible Preferred Stock to the extent such issuance of shares of Common Stock would result in Sabby having ownership in excess of 4.99%. In connection with the 2016 Sabby Purchase Agreement, the Company also repurchased an aggregate of 7,780 shares of Series A Convertible Preferred Stock held by Sabby for an aggregate amount of $7,780,000, which shares were originally purchased by Sabby under the 2015 Sabby Purchase Agreement and which shares represent 841,081 shares of Common Stock on an as-converted basis. The sale of the Series B Convertible Preferred Stock occurred in two separate closings. On July 5, 2016, the date of the first closing under the 2016 Sabby Purchase Agreement, the Company received proceeds of approximately $1.3 million, net of $0.1 million in estimated expenses. On September 29, 2016, the date of the second closing under the 2016 Sabby Purchase Agreement, the Company received proceeds of approximately $4.4 million, net of $0.3 million in estimated expenses. After repurchase of the Series A Convertible Preferred Stock and estimated transaction expenses, the Company received approximately $5.6 million of net proceeds (see Note 8).

On December 22, 2016, the Company entered into the Merger Agreement and Plan with Essentialis. Consummation of the merger was subject to various closing conditions, including our consummation of a financing of at least $8 million at, or substantially contemporaneous with, the closing of the merger, which occurred on March 7, 2017 and the receipt of stockholder approval of the merger at a special meeting of our stockholders, which the Company received on March 6, 2017 (see Note 14).

On January 27, 2017, the Company entered into the 2017 Aspire Purchase Agreement with Aspire Capital, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $17.0 million in value of shares of our Common Stock over the 30-month term of the purchase agreement. Further, on the date of the closing of the financing, as defined in the Merger Agreement, the Company shall sell to Aspire Capital, and Aspire Capital shall purchase from the Company an aggregate of $2.0 million of the Company’s common stock (see Note 14).

During the year ended December 31, 2016, the Company implemented plans to reduce its expenses, including reducing its workforce, eliminating outside consultants, reducing legal fees and implementing a plan to allow Board members to receive common stock, in lieu of cash payments.

The Company expects to continue incurring losses for the foreseeable future and may be required to raise additional capital to complete its clinical trials, pursue product development initiatives and penetrate markets for the sale of its products. Management believes that the Company’s commercial products, including CoSense, the other neonatology products and Serenz, and the distribution strategies implemented will begin to generate meaningful revenue and corresponding cash. In addition, the Company has been successful over the last 12 months in raising additional capital including the completed closings pursuant to the 2015 Sabby Purchase Agreement, the 2016 Sabby Purchase Agreement on June 29, 2016 and the financing completed as part of the merger with Essentialis. Management believes that the Company will continue to have access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means. If the Company is unable to secure additional capital, it may be required to curtail its clinical trials and development of new products and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s efforts to complete its clinical trials and commercialize its products, which is critical to the realization of its business plan and the future operations of the Company.

Management believes that the Company has sufficient capital resources, after considering the $10 million of financing that the Company received on March 7, 2017 (see Note 14) to sustain operations through at least the next twelve months from the date of this filing.